Business combinations	12 Months Ended
Dec. 31, 2021
Business combinations
Business combinations

8. Business combinations

(a) Anguo

In December 2019, the Group completed the acquisition of 100% equity interests in Anguo, a Shanghai registered company engaged in insurance brokerage business. The total consideration of the transaction was RMB67.5 million, consists of cash of RMB33.4 million and liabilities to be assumed by the Group of RMB34.1 million.The purchase price allocation is as follows:

Amount
RMB
Fair value of liabilities to be assumed	34,081
Cash consideration	33,459
Total consideration	67,540

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalents	412	—
Restricted time deposits	5,000	—
Other working capital	39,065	—
License	21,000	15
Goodwill	7,313	—
Deferred tax liability	(5,250)	—
Total	67,540	—

Goodwill primarily represents the expected synergies from the combined business provided by the platform, which increases the competitiveness and competence in providing relevant services. The goodwill carried from the business combination of Anguo was fully impaired and recorded in impairment loss in the consolidated statements of comprehensive loss for the year ended December 31, 2020. Refer to Note11 for more details.

As the business combination was completed in late December 2019, the total revenue and net loss from Anguo that are included in the Group’s consolidated statements of comprehensive loss for the year ended December 31, 2019 were both immaterial.

The acquired business is not considered material to the Group thus the presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combinations is not presented.

(b) Newsky Wisdom

In April 2020, the Group completed the acquisition of 50.5% of equity interests in Newsky Wisdom Treasure (Beijing) Co., Ltd., a PRC registered company engaged in system-based solutions in the PRC and operated independently from other businesses of the Group. The acquired company offers a suite of products and services helping financial service providers to enhance their system-based risk management capabilities. The total cash paid for the transaction was RMB25.0 million, consists of cash consideration of RMB23.8 million and the financial asset for an earn-out arrangement as RMB1.2 million. The purchase price allocation is as follows:

Amount
RMB
Cash paid	25,000
Less: Financial asset acquired for an earn-out arrangement	1,179
Cash consideration	23,821
Noncontrolling interests	23,349
Total	47,170

		Amortization
	Amount	years
	RMB	Years
Cash and cash equivalent of Newsky Wisdom at acquisition date	2,240	—
Other working capital	28,914	—
Identifiable intangible assets acquired	—	—
Software	1,000	3
Customer relationship	2,200	4
Brand	2,800	10
Backlog	800	3
Goodwill	10,236	—
Deferred tax liabilities	(1,020)	—
Total	47,170	—

Goodwill primarily represents the expected synergies from the combined business, which increase the competitiveness and competence in providing relevant services, and the assembled workforce and their knowledge and experiences in the industry.

The total revenue and net loss from Newsky Wisdom that are included in the Group’s consolidated statement of comprehensive loss for the year ended December 31, 2020 were RMB13,592 and RMB6,028, respectively.

The acquired business is not considered material to the Group thus the presentation of the pro-forma financial information with regard to a summary of the results of operations of the Group for the business combinations is not presented.

(c) Other acquisition

The Group also completed a small size business acquisition in the third quarter of 2019, the Group paid RMB5,426 as the cash consideration to acquire 55% equity interest of the acquiree. By this acquisition, the Group acquired net assets of RMB5,794, which included cash and cash equivalents amounting to RMB1,383, and the goodwill amounting to RMB5,430 was recognized. In 2020 the goodwill carried from the business combination of this aquisition was fully impaired and recorded in impairment loss in the consolidated statements of comprehensive loss. Refer to Note11 for more details.